Supplemental Guarantor Condensed Consolidating Financial Statements - Statement of Comprehensive Income Loss (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales and operating revenues-
External									$ 9,274	$ 8,599	$ 8,181
Affiliated companies									0	0	0
Net sales and operating revenues	$ 2,391	$ 2,274	$ 2,317	$ 2,292	$ 2,155	$ 2,096	$ 2,212	$ 2,136	9,274	8,599	8,181
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	2,020	1,911	1,949	1,929	1,792	1,741	1,814	1,769	7,809	7,116	6,821
Goodwill impairment charge	11								11	0
Engineering, research, and development									158	154	146
Selling, general, and administrative									636	513	482
Depreciation and amortization of other intangibles									224	212	203
Costs and expenses									8,838	7,995	7,652
Other income (expense)
Loss on sale of receivables									(5)	(5)	(4)
Other income (expense)									(14)	(83)	(17)
Total other income (expense)									(19)	(88)	(21)
Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	135	134	27	121	71	150	171	124	417	516	508
Interest expense-
External (net of interest capitalized)									73	92	67
Affiliated companies (net of interest income)									0	0	0
Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies									344	424	441
Income tax (benefit) expense									70	0	146
Equity in net income from affiliated companies									0	0	0
Net Income									274	424	295
Less: Net income attributable to noncontrolling interests									67	68	54
Net income attributable to Tenneco Inc.	$ 68	$ 83	$ (3)	$ 59	$ 38	$ 179	$ 82	$ 57	207	356	241
Comprehensive income attributable to Tenneco Inc.									331	356	121
Reclass & Elims
Net sales and operating revenues-
External									0	0	0
Affiliated companies									(1,180)	(1,273)	(969)
Net sales and operating revenues									(1,180)	(1,273)	(969)
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)									(1,180)	(1,273)	(969)
Goodwill impairment charge									0
Engineering, research, and development									0	0	0
Selling, general, and administrative									0	0	0
Depreciation and amortization of other intangibles									0	0	0
Costs and expenses									(1,180)	(1,273)	(969)
Other income (expense)
Loss on sale of receivables									0	0	0
Other income (expense)									(53)	(15)	(48)
Total other income (expense)									(53)	(15)	(48)
Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies									(53)	(15)	(48)
Interest expense-
External (net of interest capitalized)									0	0	0
Affiliated companies (net of interest income)									0	0	0
Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies									(53)	(15)	(48)
Income tax (benefit) expense										0	0
Equity in net income from affiliated companies									(414)	(618)	(390)
Net Income									(467)	(633)	(438)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Tenneco Inc.									(467)	(633)	(438)
Comprehensive income attributable to Tenneco Inc.									(467)	(633)	(438)
Guarantor Subsidiaries
Net sales and operating revenues-
External									3,889	3,865	3,683
Affiliated companies									540	526	411
Net sales and operating revenues									4,429	4,391	4,094
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)									3,769	3,714	3,410
Goodwill impairment charge									0
Engineering, research, and development									77	76	70
Selling, general, and administrative									352	235	184
Depreciation and amortization of other intangibles									88	86	87
Costs and expenses									4,286	4,111	3,751
Other income (expense)
Loss on sale of receivables									(2)	(2)	(1)
Other income (expense)									(16)	(91)	28
Total other income (expense)									(18)	(93)	27
Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies									125	187	370
Interest expense-
External (net of interest capitalized)									19	(2)	(2)
Affiliated companies (net of interest income)									(15)	(12)	54
Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies									121	201	318
Income tax (benefit) expense									(12)	(97)	43
Equity in net income from affiliated companies									149	166	78
Net Income									282	464	353
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Tenneco Inc.									282	464	353
Comprehensive income attributable to Tenneco Inc.									282	464	353
Non-Guarantor Subsidiaries
Net sales and operating revenues-
External									5,385	4,734	4,498
Affiliated companies									640	747	558
Net sales and operating revenues									6,025	5,481	5,056
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)									5,220	4,675	4,380
Goodwill impairment charge									11
Engineering, research, and development									81	78	76
Selling, general, and administrative									284	277	295
Depreciation and amortization of other intangibles									136	126	116
Costs and expenses									5,732	5,156	4,867
Other income (expense)
Loss on sale of receivables									(3)	(3)	(3)
Other income (expense)									55	23	3
Total other income (expense)									52	20	0
Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies									345	345	189
Interest expense-
External (net of interest capitalized)									5	4	3
Affiliated companies (net of interest income)									6	7	(56)
Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies									334	334	242
Income tax (benefit) expense									82	97	103
Equity in net income from affiliated companies									0	0
Net Income									252	237	139
Less: Net income attributable to noncontrolling interests									67	68	54
Net income attributable to Tenneco Inc.									185	169	85
Comprehensive income attributable to Tenneco Inc.									185	169	85
Tenneco Inc. (Parent Company)
Net sales and operating revenues-
External									0	0	0
Affiliated companies									0	0	0
Net sales and operating revenues									0	0	0
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)									0	0	0
Goodwill impairment charge									0
Engineering, research, and development									0	0	0
Selling, general, and administrative									0	1	3
Depreciation and amortization of other intangibles									0	0	0
Costs and expenses									0	1	3
Other income (expense)
Loss on sale of receivables									0	0	0
Other income (expense)									0	0	0
Total other income (expense)									0	0	0
Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies									0	(1)	(3)
Interest expense-
External (net of interest capitalized)									49	90	66
Affiliated companies (net of interest income)									9	5	2
Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies									(58)	(96)	(71)
Income tax (benefit) expense										0	0
Equity in net income from affiliated companies									265	452	312
Net Income									207	356	241
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Tenneco Inc.									207	356	241
Comprehensive income attributable to Tenneco Inc.									$ 331	$ 356	$ 121